UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Arbor Realty SR, Inc.1
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2025 to June 30, 2025

Date of Report (Date of filing): August 13, 2025

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001351159
Paul Elenio, (516) 506-4422
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.
No activity to report.

1 Arbor Realty SR, Inc., as securitizer, is filing this Form ABS-15G in respect of asset backed securities sponsored by it and outstanding during the reporting period for the following entity: Arbor Realty Commercial Real Estate Notes 2025-BTR1, LLC.

EXPLANATORY NOTE
This amendment amends the Form ABS-15G filed on August 11, 2025 (the “Original Form ABS-15G”) (See Accession Number: 0001351159-25-000006). The sole purpose of this amendment is to update the name of the filing entity within the Signatures section from Arbor Realty Trust, Inc. to Arbor Realty SR, Inc. There is no other change from the Original Form ABS-15G.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ARBOR REALTY SR, INC.

Date: August 13, 2025	By:	/s/ Paul Elenio
Name: Paul Elenio
Title: Chief Financial Officer